INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
Income tax [Abstract]
Schedule of major components of tax expense (income)

For the years ended December 31	2025	2024
Tax on profit
Current tax
Charge for the year	$2,062	$1,063
Adjustment in respect of prior years[1]	(26)	9
	$2,036	$1,072
Deferred tax
Origination and reversal of temporary differences in the current year	($379)	$478
Adjustment in respect of prior years[1]	(6)	(30)
	($385)	$448
Income tax expense	$1,651	$1,520
Tax expense related to operations
Current
Canada	$34	$8
International	2,002	1,064
	$2,036	$1,072
Deferred
Canada	($31)	$4
International	(354)	444
	($385)	$448
Income tax expense	$1,651	$1,520
[1]Includes adjustments to equalize the difference between prior year's tax return and the year-end provision.
Schedule of reconciliation to Canadian statutory rate

Reconciliation to Canadian Statutory Rate
For the years ended December 31	2025	2024
At 26.5% statutory rate	$2,334	$1,221
Increase (decrease) due to:
Allowances and special tax deductions[1]	(226)	(211)
Impact of foreign tax rates[2]	(314)	18
Non-deductible expenses / (non-taxable income)	130	111
Loulo-Gounkoto (note 35)	(324)	—
Goodwill impairment charges not tax deductible	—	145
Impact of non-current assets disposals	(258)	2
Net currency translation losses on current and deferred tax balances	41	52
Tax impact from pass-through entities and equity accounted investments	(535)	(263)
Current year tax results sheltered by previously unrecognized deferred tax assets	76	(5)
Recognition and derecognition of deferred tax assets	27	(26)
Settlements and adjustments in respect of prior years	2	116
Increase to income tax related contingent liabilities	(33)	1
Withholding taxes	160	70
Mining taxes	584	290
Tax impact of amounts recognized within accumulated OCI	(8)	—
Other items	(5)	(1)
Income tax expense	$1,651	$1,520
1We are able to claim certain allowances, incentives and tax deductions unique to extractive industries that result in a lower effective tax rate.
2We operate in multiple foreign tax jurisdictions that have tax rates different than the Canadian statutory rate.